Convertible loan notes - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Novartis Loan Note	£ 3,771	£ 3,196
Loan Notes – private placement	10,613	12,946
Total	14,384	16,142
Current	0
Non-current	£ 14,384	£ 16,142